Impairment of Non-Financial Assets	12 Months Ended
Dec. 31, 2025
Impairment of Non-Financial Assets [Abstract]
Impairment of non-financial assets
38.	Impairment of non-financial assets:

As of December 31, 2025, 2024 and 2023, the detail of the line item for impairment of non-financial assets is composed of the following:

	2025	2024	2023
	MCh$	MCh$	MCh$

Impairment of intangible assets	464	—	25
Impairment of property and equipment	265	1,121	1,754
Impairment of assets from revenue from contracts with customers	1,153	1,730	(17)
Total	1,882	2,851	1,762